Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of information about the company's assets that are measured at fair value

Description	Level	June 30, 2022
Assets:
Marketable securities held in Trust Account	1	$258,991,111
Liabilities:
Warrant liability – Private placement warrants	3	381,150
Warrant liability – Underwriters warrants	3	21,697

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$258,821,242
Liabilities:
Warrant liability – Private placement warrants	3	3,584,971
Warrant liability – Underwriters warrants	3	530,581

Description	December 31, 2021
Assets:
Marketable securities held in Trust Account	$258,821,242
Liabilities:
Warrant Liability – Private Placement Warrants	3,584,971
Warrant Liability – Underwriters Warrants	530,581

Schedule of binomial lattice model for initial measurement of private placement warrants

Term	June 30, 2022	December 31, 2021
Risk-free interest rate	2.98%	1.19%
Market price of public stock	$9.79	$9.70
Dividend yield	0.00%	0.00%
Implied volatility	3.10%	16.6%
Exercise price	$11.50	$11.50

Term	December 31, 2021	March 9, 2021
Risk-free interest rate	1.19%	1.00%
Market price of public stock	$9.7	$9.84
Dividend Yield	0.00%	0.00%
Implied volatility	16.6%	13.1%
Exercise price	$11.50	$11.50

Schedule of changes in fair value of warrant liabilities

Term	Private Placement	Underwriters Warrants
Fair value as of December 31, 2021	$3,584,971	$530,581
Change in valuation inputs or other assumptions	(3,203,821)	(508,884)

Fair value as of June 30, 2022	$381,150	$21,697

	Private Placement	Underwriters Warrants
Fair value as of March 9, 2021	$3,041,500	$475,334
Change in valuation inputs or other assumptions	543,471	55,247
Fair value as of December 31, 2021	$3,584,971	$530,581